Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories

	December 31, 2025		December 31, 2024
Finished products	Ps.	61,499	Ps.	60,152
Raw materials		4,598		4,545
Spare parts		1,819		1,636
Work in process		864		758
Inventories in transit		672		373
	Ps.	69,452	Ps.	67,464

For the years ended December 31, 2025, 2024 and 2023, the Company recognized write-downs of its inventories for Ps. 3,599, Ps. 3,717 and Ps. 3,278 to net realizable value, respectively.
For the years ended December 31, 2025, 2024 and 2023, inventory consumptions included in the consolidated income statement under the cost of goods sold caption are as follows:

	2025		2024		2023
Changes in inventories of finished goods and work in process	Ps.	339,469	Ps.	317,608	Ps.	286,346
Raw materials and consumables used		131,644		126,040		115,542
Total	Ps.	471,113	Ps.	443,648	Ps.	401,888